Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total	$ 32,292	$ 31,598
Less: Accumulated depreciation	(15,022)	(13,285)
Property and equipment, net	17,270	18,313
Computer systems and servers
Property, Plant, and Equipment [Line Items]
Total	1,290	1,083
Test and computer equipment
Property, Plant, and Equipment [Line Items]
Total	17,239	16,988
Lab equipment
Property, Plant, and Equipment [Line Items]
Total	9,608	9,604
Furniture and fixtures
Property, Plant, and Equipment [Line Items]
Total	275	286
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Total	$ 3,880	$ 3,637